Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total		Share Capital	Share Premium	Treasury Shares	Retained Earnings (Accumulated Deficit)	Currency Translation Adjustment	Net Profit (Loss)	Total Shareholders' Equity Group Share
Balance at Dec. 31, 2017	€ 101,457		€ 7,792	€ 251,932	€ (127)	€ (102,404)	€ (8)	€ (55,728)	€ 101,457
Balance, shares at Dec. 31, 2017			31,166,437
Net profit (loss)	(79,521)	[1],[2]						(79,521)	(79,521)
Other comprehensive income (loss)	(17)					(31)	14		(17)
Total other comprehensive income (loss)	(79,537)	[2]				(31)	14	(79,521)	(79,537)
Allocation of prior period profit (loss)						(55,728)		55,728
Capital increase	(1,201)		€ 4	(1,201)		(4)			(1,201)
Capital increase, shares			17,484
Share-based compensation	787			787					787
Treasury shares	(603)				(603)				(603)
Other movements	37			37					37
Balance at Dec. 31, 2018	20,939	[3]	€ 7,796	251,554	(730)	(158,167)	6	(79,521)	20,939
Balance, shares at Dec. 31, 2018			31,183,921
Net profit (loss)	(65,144)							(65,144)	(65,144)
Other comprehensive income (loss)	(160)					(168)	8		(160)
Total other comprehensive income (loss)	(65,304)					(168)	8	(65,144)	(65,304)
Allocation of prior period profit (loss)						(79,521)		79,521
Capital increase	126,479		€ 1,919	124,567		(7)			126,479
Capital increase, shares			7,674,696
Share-based compensation	1,657			1,657					1,657
Treasury shares	252				252				252
Other movements	43			43					43
Balance at Dec. 31, 2019	€ 84,065		€ 9,715	377,821	(478)	(237,862)	14	(65,144)	84,065
Balance, shares at Dec. 31, 2019	38,858,617		38,858,617
Net profit (loss)	€ (101,221)							(101,221)	(101,221)
Other comprehensive income (loss)	90					196	(106)		90
Total other comprehensive income (loss)	(101,131)					196	(106)	(101,221)	(101,131)
Allocation of prior period profit (loss)						(65,144)		65,144
Capital increase			€ 7			(7)
Capital increase, shares			29,762
Share-based compensation	1,236			1,236					1,236
Treasury shares	(333)				(333)				(333)
Balance at Dec. 31, 2020	€ (16,162)		€ 9,722	€ 379,057	€ (811)	€ (302,818)	€ (92)	€ (101,221)	€ (16,162)
Balance, shares at Dec. 31, 2020	38,888,379		38,888,379

[1]	The Group applied IFRS16 ”Leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2018 has not been restated . The impact of this application is presented in note 4.7
[2]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of the application is presented in note 4.7
[3]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.